Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 5:- PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2021	2020
Government authorities	$276	$150
Deposits	75	68
Grants receivable	305	597
Prepaid expenses and other	2,402	15
	$3,058	$830